UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06173

UBS Municipal Money Market Series
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:	212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1.  Schedule of Investments

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—96.16%

2,000	New Jersey Economic Development Authority Market Transition Facility Revenue Refunding (Senior Lien), Series A (MBIA Insured)	07/01/07	6.000	2,011,872
675	New Jersey Economic Development Authority Revenue (Bayonne Project Improvement), Series A	A	3.760	675,000
4,200	New Jersey Economic Development Authority Revenue (Bayonne Project Improvement), Series B	A	3.760	4,200,000
2,170	New Jersey Economic Development Authority Revenue (Bayonne Project Improvement), Series C	A	3.760	2,170,000
3,600	New Jersey Economic Development Authority Revenue (Crowley Liner Services Project)	A	3.620	3,600,000
750	New Jersey Economic Development Authority Revenue (Danic Urban Renewal)	A	3.660	750,000
555	New Jersey Economic Development Authority Revenue (Hun School Princeton Project)	A	3.620	555,000
405	New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project)	A	3.650	405,000
8,800	New Jersey Economic Development Authority Revenue (Lawrenceville School Project), Series B	A	3.700	8,800,000
1,780	New Jersey Economic Development Authority Revenue (PUTTERs), Series 853 (FSA Insured)[1]	A	3.690	1,780,000
2,010	New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project)[2]	A	3.660	2,010,000
7,505	New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A	A	3.760	7,505,000
1,630	New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership)[2]	A	3.680	1,630,000
1,000	New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan)	A	3.620	1,000,000
4,000	New Jersey Economic Development Authority Revenue Refunding (Foreign Trade Zone Project)	A	3.800	4,000,000
900	New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-1	A	3.720	900,000
1,300	New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-3	A	3.750	1,300,000
3,200	New Jersey Economic Development Authority Specialty Facilities Revenue (Port Newark Container LLC)[2]	A	3.680	3,200,000
2,000	New Jersey Economic Development Authority Transportation, Series N10-Regulation D (AMBAC Insured)[1]	A	3.640	2,000,000
2,950	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series A (AMBAC Insured)	A	3.700	2,950,000
300	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series B (AMBAC Insured)	A	3.750	300,000
1,000	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series C (AMBAC Insured)[2]	A	3.800	1,000,000

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

7,055	New Jersey Educational Facilities Authority (College of New Jersey), Series A (AMBAC Insured)	A	3.620	7,055,000
6,700	New Jersey Educational Facilities Authority (Princeton University), Series B	A	3.700 to 3.730	6,700,000
7,500	New Jersey Educational Facilities Authority Revenue Refunding (Institutional Advanced Study), Series B	A	3.600	7,500,000
1,800	New Jersey Environmental Infrastructure Trust (EnCap Golf Holdings, LLC Project)[2]	A	3.660	1,800,000
2,500	New Jersey Health Care Facilities Authority (Capital Health Systems Obligation), Group B	A	3.620	2,500,000
4,420	New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1	A	3.620	4,420,000
2,545	New Jersey Health Care Facilities Authority (Robert Wood Johnson University)	A	3.620	2,545,000
5,800	New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B	A	3.310	5,800,000
4,440	New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A	A	3.620	4,440,000
6,215	New Jersey Health Care Facilities Financing Authority Revenue, Series A3	A	3.610	6,215,000
4,818	New Jersey Sports & Exposition Authority, Series B-1 (MBIA Insured)	A	3.600	4,818,000
1,420	New Jersey Sports & Exposition Authority, Series B-2 (MBIA Insured)	A	3.600	1,420,000
6,000	New Jersey State Housing & Mortgage Finance Agency Revenue (Multi-Family Housing), Series D (FGIC Insured)[2]	A	3.680	6,000,000
1,570	New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N	A	3.630	1,570,000
2,305	New Jersey State Transportation Trust Fund Authority (PUTTERs), Series 1144 (FSA Insured)[1]	A	3.690	2,305,000
2,000	New Jersey Tax Revenue Anticipation Notes	06/22/07	4.500	2,004,133
5,000	New Jersey Turnpike Authority (FGIC Insured)	A	3.590	5,000,000
1,350	New Jersey Turnpike Authority Revenue, Series C-l (FSA Insured)	A	3.630	1,350,000
2,400	New Jersey Turnpike Authority Revenue, Series C-2 (FSA Insured)	A	3.630	2,400,000
2,670	New Jersey Wastewater Treatment Trust Refunding, (Wastewater Treatment), Series A (MBIA Insured)	05/15/07	7.000	2,680,778
910	Atlantic County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.650	910,000
600	Bergen County Improvement Authority Limited Obligation Subordinated Special Purpose (EnCap Golf Holdings, LLC), Series C2	A	3.670	600,000
2,000	Bergen County Improvement Authority (Senior Special Purpose Limited Obligation), Series B2	A	3.660	2,000,000
4,000	East Brunswick Township Bond Anticipation Notes	02/21/08	4.250	4,021,298

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(concluded)

5,000	Essex County Bond Anticipation Notes	08/21/07	4.500	5,014,003
2,000	Essex County Improvement Authority Project Revenue, Series 1677 (AMBAC Insured)[1]	A	3.670	2,000,000
670	Essex County Improvement Authority Revenue (Jewish Community Center Metropolitan Project)	A	3.620	670,000
1,600	Essex County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.650	1,600,000
2,500	Mercer County Improvement Authority (Atlantic Foundation) (MBIA Insured)	A	3.710	2,500,000
2,000	Port Authority of New York and New Jersey, Series 3813 (FSA Insured)[1,2]	A	3.700	2,000,000
1,485	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.750	1,485,000
3,900	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	3.750	3,900,000
10,535	Rutgers State University Refunding, Series A	A	3.730	10,535,000
1,625	Salem County Pollution Control Financing Refunding (Atlantic City Electric), Series A (MBIA Insured)	A	3.650	1,625,000
1,000	Union County Industrial Pollution Control Financing Authority Revenue Refunding (Exxon Project)	A	3.650	1,000,000
1,500	University of Medicine & Dentistry, Series B (AMBAC Insured)	A	3.650	1,500,000
Total municipal bonds and notes (cost—$172,625,084)				172,625,084

Tax exempt commercial paper—3.40%
3,000	New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.)	06/06/07	3.630	3,000,000
3,110	Port Authority of New York and New Jersey	06/05/07 to 06/06/07	3.640 to 3.650	3,110,000
Total tax-exempt commercial paper (cost—$6,110,000)				6,110,000
Total investments (cost—$178,735,084 which approximates cost for federal income tax purposes)[3]—99.56%				178,735,084
Other assets in excess of liabilities—0.44%				788,851
Net assets (applicable to 179,520,523 shares of beneficial interest outstanding equivalent to $1.00 per share) —100.00%				179,523,935

A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2007, and reset periodically.

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.62% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Security subject to Alternative Minimum Tax

3

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance

PUTTERs	Puttable Tax-Exempt Receipts

Weighted average maturity—20 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2006.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2007